Total
Schwab Variable Share Price Money Fund
Schwab® Variable Share Price Money Fund
Investment Objective
The fund’s goal is to seek current income consistent with stability of capital and liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Variable Share Price Money Fund Ultra Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Variable Share Price Money Fund Ultra Shares
Management fees	0.19%
Distribution (12b-1) fees	none
Other expenses	0.02%
Total annual fund operating expenses	0.21%
Less expense reduction	(0.02%)
Total annual fund operating expenses after expense reduction	0.19%	[1]
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Variable Share Price Money Fund | Ultra Shares | USD ($)	19	61	107	243

Principal Investment Strategies
The fund is a money market fund that is designed to serve as a complementary product to traditional stable share price money market funds. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.
To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:
•
commercial paper, including asset-backed commercial paper

•
promissory notes

•
certificates of deposit and time deposits

•
variable- and floating-rate debt securities

•
bank notes and bankers’ acceptances

•
repurchase agreements

•
obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.
The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates.

Principal Risks
Performance
The bar chart below shows how the fund’s Ultra Shares investment results have varied from year to year, and the following table shows the fund’s Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Annual Total Returns (%) as of 12/31

Best Quarter: 0.93% Q4 2022 Worst Quarter: (0.02%) Q1 2022
Average Annual Total Returns as of 12/31/22
Average Annual Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Schwab Variable Share Price Money Fund | Ultra Shares	Ultra Shares	1.64%	1.27%	1.12%	Feb. 25, 2016